Commitments and Contingencies - Additional Information (Details) $ in Thousands	Dec. 01, 2021 parent_company publisher	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Unconditional purchase obligations | $		$ 160,923
Number of publishers of educational materials who filed a claim against the Company | publisher	5
Number of plaintiffs | parent_company	2